Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and classification of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. The significant estimates in the Company's financial statements include the valuation of preferred stock, Common Stock and related warrants, and other stock-based awards. Actual results could differ from such estimates.

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. The significant estimates in the Company's financial statements include the valuation of preferred stock, Common Stock and related warrants, and other stock-based awards. Actual results could differ from such estimates.

Reclassifications

Reclassifications

Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications had no material impact on net earnings, financial position or cash flows.

Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation. These reclassifications had no impact on net earnings, financial position or cash flows.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers money market fund investments to be cash equivalents. The Company had cash equivalents of $0 and $3 at December 31, 2018 and December 31, 2017, respectively, included in cash as reported.

Investments in Securities

Investments in Securities

The Company uses cash holdings to purchase highly liquid, short term, investment grade securities diversified among security types, industries and issuers. All of the Company's investment securities are measured at fair value. The Company's investment securities primarily consist of municipal debt securities, corporate bonds, U.S. agency securities and commercial paper and highly-liquid money market funds.

Accounts Receivable

Accounts Receivable

Accounts receivable consist primarily of trade receivables. The Company provides an allowance for doubtful trade receivables equal to the estimated uncollectible amounts. That estimate is based on historical collection experience, current economic and market conditions and a review of the current status of each customer's trade accounts receivable. The allowance for doubtful trade receivables was less than $1 at September 30, 2019 and at December 31, 2018.

Accounts Receivable

Accounts receivable consist primarily of trade receivables. The Company provides an allowance for doubtful trade receivables equal to the estimated uncollectible amounts. That estimate is based on historical collection experience, current economic and market conditions and a review of the current status of each customer's trade accounts receivable. The allowance for doubtful trade receivables was less than $1 at December 31, 2018 and $0 at December 31, 2017, respectively.

Inventories

Inventories

Inventories are stated at the lower of cost or market value, using the first-in, first-out convention. Inventories consist of raw materials, work in progress and finished goods.

Components of inventory are:

	September 30,	December 31,
	2019	2018
Raw materials	$1,063	$1,111
Work in progress	3	—
Finished goods	223	154
Total inventory	1,289	1,265
Less:
Reserve for obsolete	(4)	(4)
Total net inventory	$1,285	$1,261
Inventories Inventories are stated at the lower of cost or market value, using the first-in, first-out convention. Inventories consist of raw materials and finished goods.
Prepaid Expenses

Prepaid Expenses

Prepaid expenses consist primarily of payments made for director and officer insurance, director compensation, rent, legal and inventory purchase deposits and seminar fees to be expensed in the current year.

Prepaid Expenses

Prepaid expenses consist primarily of payments made for director and officer insurance, director compensation, rent, legal and inventory purchase deposits and seminar fees to be expensed in the current year.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Equipment held under capital leases are stated at the present value of minimum lease payments less accumulated amortization.

Depreciation on property and equipment is computed using the straight-line method over the estimated useful lives of the respective assets. The cost of leasehold improvements is amortized over the life of the improvement or the term of the lease, whichever is shorter. Equipment held under capital leases is amortized over the shorter of the lease term or estimated useful life of the asset. The Company incurs repair and maintenance costs on its major equipment, which are expensed as incurred.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Equipment held under capital leases are stated at the present value of minimum lease payments less accumulated amortization.

Depreciation on property and equipment is computed using the straight-line method over the estimated useful lives of the respective assets. The cost of leasehold improvements is amortized over the life of the improvement or the term of the lease, whichever is shorter. Equipment held under capital leases are amortized over the shorter of the lease term or estimated useful life of the asset. The Company incurs maintenance costs on its major equipment. Repair and maintenance costs are expensed as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require long-lived assets or asset groups to be tested for possible impairment, the Company compares the undiscounted cash flows expected to be generated from the use of the asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment charge is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques, such as discounted cash flow models and the use of third-party independent appraisals. The Company has not recorded an impairment of long-lived assets since its inception.

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require long-lived assets or asset groups to be tested for possible impairment, the Company compares the undiscounted cash flows expected to be generated from the use of the asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment charge is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques, such as discounted cash flow models and the use of third- party independent appraisals. The Company has not recorded an impairment of long-lived assets since its inception.

Revenue Recognition

Revenue Recognition

Effective January 1, 2018, the Company adopted ASC 606 — Revenue from Contracts with Customers. Under ASC 606, the Company recognizes revenue from the commercial sales of products, licensing agreements and contracts to perform pilot studies by applying the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation in the contract; and (5) recognize revenue when each performance obligation is satisfied. For the comparative periods, revenue has not been adjusted and continues to be reported under ASC 605 — Revenue Recognition. Under ASC 605, revenue is recognized when the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) the performance of service has been rendered to a customer or delivery has occurred; (3) the amount of the fee to be paid by a customer is fixed and determinable; and (4) the collectability of the fee is reasonably assured. The performance obligations identified by the Company under Accounting Standards Codification ("ASC") Topic 606, Revenue From Contracts With Customers, are straightforward and similar to the unit of account and performance obligation determination under ASC Topic 605, Revenue Recognition. There was no impact on the Company's financial statements as a result of adopting ASC 606 for the three months or nine months ended September 30, 2019 and 2018, respectively.

The Company recognizes revenue when product leaves its dock at a fixed selling price on payment terms of 30 to 120 days from invoicing. The Company recognizes other revenue earned from pilot studies upon the performance of specific services under the respective service contract.

The Company derives revenue primarily from commercial sales of products.

Revenue Recognition

Effective January 1, 2018, the Company adopted ASC 606 — Revenue from Contracts with Customers. Under ASC 606, the Company recognizes revenue from the commercial sales of products, licensing agreements and contracts to perform pilot studies by applying the following steps: (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation in the contract; and (5) recognize revenue when each performance obligation is satisfied. For the comparative periods, revenue has not been adjusted and continues to be reported under ASC 605 — Revenue Recognition. Under ASC 605, revenue is recognized when the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) the performance of service has been rendered to a customer or delivery has occurred; (3) the amount of the fee to be paid by a customer is fixed and determinable; and (4) the collectability of the fee is reasonably assured. The performance obligations identified by the Company under Accounting Standards Codification ("ASC") Topic 606, Revenue From Contracts With Customers, are straightforward and similar to the unit of account and performance obligation determination under ASC Topic 605, Revenue Recognition. There was no impact on the Company's financial statements as a result of adopting ASC 606 for the twelve months ended ended December 31, 2018 and 2017, respectively.

The Company recognizes revenue when it leaves their dock at a fixed selling price and payment terms of 30 to 120 days from invoicing. The Company recognizes other revenue earned from pilot studies upon the performance of specific services under the respective service contract.

Research and Development

Research and Development

Research and development costs are expensed as incurred. Research and development expenses primarily consist of salaries and benefits for research and development employees, stock-based compensation, consulting fees, lab supplies, costs incurred related to conducting scientific trials and field studies, and regulatory compliance costs. Also, included in research and development expenses is an allocation of facilities related costs, including depreciation of research and development equipment.

Research and Development

Research and development costs are expensed as incurred. Research and development expenses primarily consist of salaries and benefits for research and development employees, stock-based compensation, consulting fees, lab supplies, costs incurred related to conducting scientific trials and field studies, and regulatory compliance costs. Also, included in research and development expenses is an allocation of facilities related costs, including depreciation of research and development equipment.

Stock-based Compensation

Stock-based Compensation

Employee stock-based awards, consisting of restricted stock units and stock options expected to be settled in shares of the Company's Common Stock, are recorded as equity awards. The grant date fair value of stock options is measured using the Black-Scholes option pricing model. The Company expenses the grant date fair value of its stock options on a straight-line basis over their respective vesting periods. Performance-based awards are expensed over the performance period when the related performance goals are probable of being achieved.

For equity instruments issued to non-employees, the stock-based consideration is measured using a fair value method. The measurement of the stock-based compensation is subject to re-measurement as the underlying equity instruments vest.

The stock-based compensation expense recorded for the three and nine months ended September 30, 2019 and 2018, is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018

Research and development	$1	$29	$11	$87
General and administrative	203	326	661	3,003
Total stock-based compensation expense	$204	$355	$675	$3,090

See Note 11 for additional discussion on stock-based compensation.

Stock-based Compensation

Employee stock-based awards, consisting of restricted stock units and stock options expected to be settled in shares of the Company's Common Stock, are recorded as equity awards. The grant date fair value of these awards is measured using the Black-Scholes option pricing model. The Company expenses the grant date fair value of its stock options on a straight-line basis over their respective vesting periods. Performance-based awards are expensed over the performance period when the related performance goals are probable of being achieved.

For equity instruments issued to non-employees, the stock-based consideration is measured using a fair value method. The measurement of the stock-based compensation is subject to re-measurement as the underlying equity instruments vest.

Income Taxes

Income Taxes

Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statement and tax bases of assets and liabilities and net operating loss carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the period that includes the enactment date.

The Company records net deferred tax assets to the extent it believes these assets will more likely than not be realized. These deferred tax assets are subject to periodic assessments as to recoverability and if it is determined that it is more likely than not that the benefits will not be realized, valuation allowances are recorded which would increase the provision for income taxes. In making such determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations. The Company currently maintains a full allowance against its deferred tax assets.

The Company applies a more-likely-than-not recognition threshold for all tax uncertainties. Only those benefits that have a greater than fifty percent likelihood of being sustained upon examination by the taxing authorities are recognized. Based on its evaluation, the Company has concluded there are no significant uncertain tax positions requiring recognition in its financial statements.

The Company recognizes interest and/or penalties related to uncertain tax positions in income tax expense. There are no uncertain tax positions as of September 30, 2019 or December 31, 2018 and as such, no interest or penalties were recorded in income tax expense.

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined based on the differences between the financial statements and tax bases of assets and liabilities and net operating loss carryforwards using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the period that includes the enactment date.

The Company records net deferred tax assets to the extent it believes these assets will more likely than not be realized. These deferred tax assets are subject to periodic assessments as to recoverability and if it is determined that it is more likely than not that the benefits will not be realized, valuation allowances are recorded which would increase the provision for income taxes. In making such determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations.

The Company applies a more-likely-than-not recognition threshold for all tax uncertainties. Only those benefits that have a greater than fifty percent likelihood of being sustained upon examination by the taxing authorities are recognized. Based on its evaluation, the Company has concluded there are no significant uncertain tax positions requiring recognition in its financial statements.

The Company recognizes interest and/or penalties related to uncertain tax positions in income tax expense. There are no uncertain tax positions as of December 31, 2018 or December 31, 2017 and as such, no interest or penalties were recorded in income tax expense.

On December 22, 2017, the SEC staff issued Staff Accounting Bulletin No. 118 ("SAB 118") which provides guidance on accounting for the tax effects of the Tax Cuts and Job Act of 2017 (the "Tax Act"). SAB 118 provides a measurement period that should not extend beyond one year from the date of enactment for companies to complete the accounting under ASC 740, Income Taxes. The Company is still analyzing the Tax Act and the impact, if any, it will have.

Comprehensive Loss

Comprehensive Loss

Net loss and comprehensive loss were the same for all periods presented; therefore, a separate statement of comprehensive loss is not included in the accompanying financial statements.

Comprehensive Loss

Net loss and comprehensive loss were the same for all periods presented; therefore, a separate statement of comprehensive loss is not included in the accompanying financial statements.

Loss Per Share Attributable to Common Stockholders

Loss Per Share Attributable to Common Stockholders

Basic loss per share attributable to Common Stockholders is calculated by dividing the net loss attributable to Common Stockholders by the weighted average number of common shares outstanding during the period. Diluted loss per share attributable to Common Stockholders is computed by dividing the loss attributable to Common Stockholders by the weighted average number of common shares and potentially dilutive securities outstanding for the period determined using the treasury stock and if-converted methods. For purposes of the computation of diluted loss per share attributable to Common Stockholders, Common Stock purchase warrants, and Common Stock options are considered to be potentially dilutive securities but have been excluded from the calculation of diluted loss per share attributable to Common Stockholders because their effect would be anti-dilutive given the net loss reported for the three and nine months ended September 30, 2019 and 2018. Therefore, basic and diluted loss per share attributable to Common Stockholders are the same for each period presented.

The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted loss per share attributable to Common Stockholders (in Common Stock equivalent shares):

	September 30,
	2019	2018
Common stock purchase warrants	489,176	585,747
Restricted stock unit	5,877	8,646
Common stock options	137,389	86,289
Total	632,442	680,682

Loss Per Share Attributable to Common Stockholders

Basic loss per share attributable to Common Stockholders is calculated by dividing the net loss attributable to Common Stockholders by the weighted average number of common shares outstanding during the period. Diluted loss per share attributable to Common Stockholders is computed by dividing the loss attributable to Common Stockholders by the weighted average number of common shares and potentially dilutive securities outstanding for the period determined using the treasury stock and if-converted methods. For purposes of the computation of diluted loss per share attributable to Common Stockholders, Common Stock purchase warrants, restricted stock units and Common Stock options are considered to be potentially dilutive securities but have been excluded from the calculation of diluted loss per share attributable to Common Stockholders because their effect would be anti-dilutive given the net loss reported for the years ended December 31, 2018 and 2017. Therefore, basic and diluted loss per share attributable to Common Stockholders was the same for all periods presented.

The following table sets forth the outstanding potentially dilutive securities that have been excluded in the calculation of diluted loss per share attributable to Common Stockholders (in Common Stock equivalent shares):

	December 31,
	2018	2017
Common stock purchase warrants	561,342	321,590
Restricted stock unit	6,813	14,395
Common stock options	86,089	82,590
Total	654,244	418,575

In May 2014 the FASB issued ASU 2014-09, Revenue from Contracts with Customers. Since ASU 2014-09 was issued, several additional ASUs have been issued to clarify various elements of the guidance. These standards provide guidance on recognizing revenue, including a five-step model to determine when revenue recognition is appropriate. The standard requires that an entity recognize revenue to depict the transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Effective January 1, 2018, the Company adopted ASU 2014-09, "Revenue from Contracts with Customers" using the modified retrospective method to all contracts that were not completed as of the date of adoption. The results of operations for reported periods after January 1, 2018 are presented under this amended guidance, while prior period amounts are reported in accordance with ASC 605 — Revenue Recognition. There was no material impact on our financial position, results of operations, or cash flows. See Note 2 — Summary of Significant Accounting Policies — Revenue Recognition.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. The amendments in this ASU provide guidance on the following eight specific cash flow classification issues: (1) debt prepayment or debt extinguishment costs; (2) settlement of zero-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing; (3) contingent consideration payments made after a business combination; (4) proceeds from the settlement of insurance claims; (5) proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies; (6) distributions received from equity method investees; (7) beneficial interests in securitization transactions; and (8) separately identifiable cash flows and application of the predominance principle. The amendments of this ASU are effective for reporting periods beginning after December 15, 2017, with early adoption permitted. The Company has adopted the provisions of ASU 2016-15 on its financial statements. There was no material impact on our financial position, results of operations, or cash flows.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities ("ASU 2016-01"). This standard affects the accounting for equity instruments, financial liabilities under the fair value option and the presentation and disclosure requirements of financial instruments. ASU 2016-01 is effective the first quarter of 2018. The Company has adopted the provisions of ASU 2016-01 on its financial statements. There was no material impact on our financial position, results of operations, or cash flows.

Adoption of New Accounting Standards

Adoption of New Accounting Standards:

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. Since ASU 2014-09 was issued, several additional ASUs have been issued to clarify various elements of the guidance. These standards provide guidance on recognizing revenue, including a five-step model to determine when revenue recognition is appropriate. The standard requires that an entity recognize revenue to depict the transfer of control of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Effective January 1, 2018, the Company adopted ASU 2014-09, "Revenue from Contracts with Customers" using the modified retrospective method to all contracts that were not completed as of the date of adoption. The results of operations for reported periods after January 1, 2018 are presented under this amended guidance, while prior period amounts are reported in accordance with ASC 605 — Revenue Recognition. There was no material impact on our financial position, results of operations, or cash flows.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities ("ASU 2016-01"). This standard affects the accounting for equity instruments, financial liabilities under the fair value option and the presentation and disclosure requirements of financial instruments. ASU 2016-01 is effective the first quarter of 2018. The Company has adopted the provisions of ASU 2016-01 on its financial statements. There was no material impact on our financial position, results of operations, or cash flows.

In February 2016, the FASB issued ASU 2016-02, Leases ("ASU 2016-02"). This standard amends various aspects of existing accounting guidance for leases, including the recognition of a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. This standard also introduces new disclosure requirements for leasing arrangements. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for public business entities. Early adoption was permitted, and the new standard had been adopted using a modified retrospective approach and provides for certain practical expedients.

On January 1, 2019, the Company adopted the new leasing standard and all related amendments. The Company elected the optional transition method provided by the FASB in ASU 2018-11, Leases (Topic 842): Targeted Improvements, and as a result, has not restated its condensed consolidated financial statements for prior periods presented. The Company has elected the practical expedients upon transition to retain the lease classification and initial direct costs for any leases that existed prior to adoption. The Company has also not reassessed whether any contracts entered into prior to adoption are leases.

ASU 2016-02 did not have a material impact on the Company's Condensed Consolidated Statements of Comprehensive Income. The cumulative effect of the changes made to the Company's Consolidated Balance Sheet as of January 1, 2019 for the adoption of the new leasing standard was as follows:

	Balance @ December 31, 2018	Adjustment Due to ASC 842	Balance @ January 1, 2019
Right to Use Asset - Long Term	—	$87	$87

Lease Liability – Long Term	—	$(87)	$(87)

At September 30, 2019, the balance remaining in Right to Use Asset-Long Term and Lease Liability-Long Term was $29,000 and ($29,000) respectively.

The Company determines if an arrangement is a lease at lease inception. Operating lease right-of-use (ROU) assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date. As most of the Company's lease contracts do not include an implicit rate, the Company uses its incremental borrowing rate based on information available at commencement date in determining the present value of future payments. The incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and in economic environments where the leased asset is located. The operating lease ROU asset also includes any initial direct costs and lease payments made prior to lease commencement and excludes lease incentives incurred.

The Company's lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Operating lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The Company has certain lease agreements that contain both lease and non-lease components, which it has elected to account for as a single lease component for all asset classes.

See Note 12, Commitments and Contingencies, for future minimum lease payments and maturities.

Accounting Standards Issued But Not Yet Adopted

Accounting Standards Issued but Not Yet Adopted

In August 2018, the FASB issued authoritative guidance intended to address a customer's accounting for implementation costs incurred in a cloud computing arrangement that is a service contract. This guidance aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The guidance also requires presentation of the capitalized implementation costs in the statement of financial position and in the statement of cash flows in the same line item that a prepayment for the fees of the associated hosting arrangement would be presented, and the expense related to the capitalized implementation costs to be presented in the same line item in the statement of operations as the fees associated with the hosting element (service) of the arrangement. This guidance is effective for annual periods beginning after December 15, 2019, including interim periods within those annual periods, with early adoption permitted. We are currently evaluating the potential impact on our financial position, results of operations and statement of cash flows upon adoption of this guidance. We do not expect this guidance to have a significant impact, or potential significant impact, to our unaudited condensed consolidated interim financial statements.

Other than the items noted above, there have been no new accounting pronouncements not yet effective or adopted in the current year that we believe have a significant impact, or potential significant impact, to our unaudited condensed consolidated interim financial statements.

Accounting Standards Issued But Not Yet Adopted:

In February 2016, the FASB issued ASU 2016-02, Leases ("ASU 2016-02"). This standard amends various aspects of existing accounting guidance for leases, including the recognition of a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. This standard also introduces new disclosure requirements for leasing arrangements. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years for public business entities. Early adoption is permitted and the new standard must be adopted using a modified retrospective approach, and provides for certain practical expedients. At December 31, 2018, the Company had future minimum lease payments on its operating leases of $316 that would be recorded as a capital lease liability on its balance sheet. The Company plans to adopt ASU 2016-02 on its financial statements and related disclosures at March 31, 2019.